Insurance (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Amounts Arising from Insurance Contracts
Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2019	2018	2017
Insurance Revenue
Earned Premiums
Gross	$4,632	$4,398	$4,132

Reinsurance ceded	915	915	915

Net earned premiums	3,717	3,483	3,217

Fee income and other revenue[1]	565	562	543

Insurance Revenue	4,282	4,045	3,760
Insurance Claims and Related Expenses
Gross	2,987	2,676	2,381

Reinsurance ceded	200	232	135
Insurance Claims and Related Expenses	$2,787	$2,444	$2,246

[1]

Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2019 were $123 million (2018 – $130 million; 2017 – $127 million).

Summary of Movement in Provisions for Unpaid Claims

The following table presents movements in the property and casualty insurance provision for unpaid claims during the year.

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2019			October 31, 2018
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$4,812	$160	$4,652	$4,965	$192	$4,773
Claims costs for current accident year	2,727	–	2,727	2,673	42	2,631
Prior accident years claims development (favourable) unfavourable	(410)	(2)	(408)	(460)	(6)	(454)
Increase (decrease) due to changes in assumptions:
Discount rate	95	1	94	(78)	–	(78)

Provision for adverse deviation	(7)	(1)	(6)	(19)	(1)	(18)

Claims and related expenses	2,405	(2)	2,407	2,116	35	2,081
Claims paid during the year for:
Current accident year	(1,239)	–	(1,239)	(1,238)	(15)	(1,223)

Prior accident years	(1,147)	(26)	(1,121)	(1,023)	(44)	(979)

	(2,386)	(26)	(2,360)	(2,261)	(59)	(2,202)

Increase (decrease) in reinsurance/other recoverables	9	9	–	(8)	(8)	–
Balance as at end of year	$4,840	$141	$4,699	$4,812	$160	$4,652

Summary of Movement in Provisions for Unearned Premiums

The following table presents movements in the property and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2019			October 31, 2018
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$1,674	$19	$1,655	$1,581	$–	$1,581
Written premiums	3,528	105	3,423	3,185	114	3,071

Earned premiums	(3,333)	(107)	(3,226)	(3,092)	(95)	(2,997)
Balance as at end of year	$1,869	$17	$1,852	$1,674	$19	$1,655

DisclosureOfNetInsuranceClaimsIncurredAndMovementInLiabilitiesToPolicyholdersExplanatory
Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2010 and prior	2011	2012	2013	2014	2015	2016	2017	2018	2019		Total
Net ultimate claims cost at end of accident year	$3,998	$1,724	$1,830	$2,245	$2,465	$2,409	$2,438	$2,425	$2,631	$2,727	$
Revised estimates
One year later	4,119	1,728	1,930	2,227	2,334	2,367	2,421	2,307	2,615	–
Two years later	4,368	1,823	1,922	2,191	2,280	2,310	2,334	2,258	–	–
Three years later	4,584	1,779	1,885	2,158	2,225	2,234	2,264	–	–	–
Four years later	4,560	1,768	1,860	2,097	2,147	2,162	–	–	–	–
Five years later	4,603	1,739	1,818	2,047	2,084	–	–	–	–	–
Six years later	4,537	1,702	1,793	2,004	–	–	–	–	–	–
Seven years later	4,488	1,696	1,761	–	–	–	–	–	–	–
Eight years later	4,473	1,675	–	–	–	–	–	–	–	–

Nine years later	4,431	–	–	–	–	–	–	–	–	–

Current estimates of cumulative claims	4,431	1,675	1,761	2,004	2,084	2,162	2,264	2,258	2,615	2,727
Cumulative payments to date	(4,290)	(1,633)	(1,680)	(1,882)	(1,867)	(1,794)	(1,708)	(1,569)	(1,710)	(1,239)
Net undiscounted provision for unpaid claims	141	42	81	122	217	368	556	689	905	1,488		4,609
Effect of discounting												(318)

Provision for adverse deviation												408
Net provision for unpaid claims												$4,699

Summary of Sensitivity Analysis for Actuarial Assumptions
Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2019		October 31, 2018
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$122	$89	$121	$88
Decrease in assumption	(131)	(96)	(129)	(95)
Margin for adverse deviation
Increase in assumption	(45)	(33)	(45)	(33)
Decrease in assumption	45	33	45	33
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(52)	$(38)	$(41)	$(30)
Decrease in assumption	52	38	41	30
Severity of claims
Increase in assumption	(220)	(161)	(210)	(153)

Decrease in assumption	220	161	210	153